Related Party Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2026
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	It is owned as to 50%, 25% and 25% by Mr. Yee Kit Chan (Mr. Chan), one of the directors of the Company, Ms. Jingyu Hao (the spouse of Mr. Chan), and Ms. Hoi Huen Heidi Chan (the daughter of Mr. Chan), respectively.
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Chan.